Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2024
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 18. - Trade payables and other current liabilities
Trade payables and other current liabilities as of June 30, 2024, and December 31, 2023, are as follows:

	Balance as of June 30,	Balance as of December 31,
	2024	2023
	($ in thousands)
Trade accounts payable	97,804	77,266
Accruals on Spanish market prices differences (Note 17)	12,107	12,475
Down payments from clients and other deferred income	15,715	16,905
Other accounts payable	43,605	35,067
Total	169,231	141,713

Trade accounts payable mainly relate to the operation and maintenance of the plants owned by the Company.
Nominal values of trade payables and other current liabilities are considered to be approximately equal to fair values and the effect of discounting them is not significant.